Revenues by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
PRC	$ 2,295,022	14,444,636	7,898,805	4,441,580
Non-PRC	8,921	56,150	16,269	6,196
Total revenues	$ 2,303,943	14,500,786	7,915,074	4,447,776